Note 16 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 94	€ 93	€ 100
Investments in associates	895	883	816
Investments in subsidiaries, joint ventures and associates	989	976	916	€ 900
Altura markets SV SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	38	31	42
RCI Colombia [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	37	40	36
Other joint ventures [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	19	22	22
Metrovacesa SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	300	259	259
BBVA allianz seguros y reaseguros SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	265	251	248
ATOM Bank PLC [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	222	211	132
Redsys servicios de procesamiento SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	20	22	20
Servicios electronicos globales SA de CV [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	43	36	23
Other associates [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	€ 45	€ 105	€ 134